Annual Fund Operating Expenses (American Growth Trust)	12 Months Ended
	May 01, 2011
Series I, American Growth Trust
Operating Expenses:
Share Class	Series I	[1]
Management fee	0.32%
Distribution and service (12b-1) fees	0.60%
Other Expenses	0.04%
Total fund operating expenses	0.96%
Series II, American Growth Trust
Operating Expenses:
Share Class	Series II	[1]
Management fee	0.32%
Distribution and service (12b-1) fees	0.75%
Other Expenses	0.04%
Total fund operating expenses	1.11%
Series III, American Growth Trust
Operating Expenses:
Share Class	Series III	[1]
Management fee	0.32%
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.04%
Total fund operating expenses	0.61%

[1]	The table reflects the combined fees of the feeder fund and the master fund.